EQUITY METHOD INVESTMENTS (Parenthetical) (Details) - USD ($) $ in Thousands		1 Months Ended							12 Months Ended
	Sep. 30, 2013	Aug. 31, 2015	Feb. 28, 2014	Mar. 31, 2012	Feb. 29, 2012	Jun. 30, 2010	May. 31, 2010	Mar. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment									$ 541
Impairment loss on equity method investments									0	$ 0	$ 0
Gain from proportionate share of investment of an equity method investment									184
Nanjing Qingda Yongxin Culture Media Co, Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment								$ 103
Equity interest in joint venture								40.00%
Guangzhou Rujia Network Technology Co, Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment						$ 2,500
Equity interest in joint venture						34.45%							33.30%
Gain from proportionate share of investment of an equity method investment									$ 184
3DiJoy Corp [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment							$ 6,000
Equity interest in joint venture							24.00%
Impairment loss on equity method investments												$ 4,487
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment					$ 794
Equity interest in joint venture					50.00%
Percentage of equity interest acquired	50.00%
Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment				$ 794
Equity interest in joint venture				50.00%
Percentage of equity interest transferred	50.00%			50.00%
Gain on disposal of business			$ 165	$ 165
Sinoscreens Media (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment		$ 541
Equity interest in joint venture		34.00%
Equity interests in Shibo Movie held by AirMedia [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest acquired	50.00%
Jiangsu Qingda Technology Co, Ltd [Member] | Nanjing Qingda Yongxin Culture Media Co, Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment								$ 155
Equity interest in joint venture								60.00%